Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 11,286,821	$ 11,520,453
Short-term investments	936,098	518,416
Accounts receivable, net	3,364,768	6,772,988
Inventories	513,457	189,106
Prepayments	1,127,732	1,027,989
Prepayments – related parties	1,048	115,989
Loans receivable	275,813	1,840,000
Due from affiliates		226,179
Other current assets	1,048,364	493,040
Total Current Assets	18,554,101	22,704,160
Investment in equity method investees	1,121,783	1,179,300
Investment in an equity security	84,606	84,606
Goodwill	5,485,862	5,767,504
Property and equipment, net	2,390,737	3,890,947
Deposit and prepayment for properties	11,722	239,481
Prepayments for lease of land	279,591	304,787
Intangible assets, net	711,487	912,054
Right of use assets	1,373,612	1,666,777
Deferred tax assets	512,622	1,864,729
Total Assets	30,526,123	38,614,345
Current Liabilities
Accounts payable	6,475	140,834
Advances from customers	384,981	395,263
Income tax payable	130,514	2,292,765
Operating lease liabilities, current portion	386,133	480,633
Accrued expenses and other liabilities	832,839	855,540
Total Current Liabilities	1,740,942	4,165,035
Operating lease liabilities, noncurrent portion	1,056,764	1,221,845
Deferred tax liabilities	556,044	208,200
Total Liabilities	3,353,750	5,595,080
Commitments and Contingencies
Equity
Class A Ordinary Share (par value $0.0001 per share, 450,000,000 shares authorized; 20,531,423 and 20,531,423 shares issued and outstanding at June 30, 2023 and December 31, 2022, respectively)	2,054	2,054
Class B Ordinary Share (par value $0.0001 per share, 50,000,000 shares authorized; 5,497,715 and 5,497,715 shares issued and outstanding at June 30, 2023 and December 31, 2022, respectively)	550	550
Additional paid-in capital	25,060,797	24,998,388
Statutory reserve	1,315,017	1,315,017
(Accumulated deficits) Retained earnings	(597,553)	4,124,037
Accumulated other comprehensive loss	(1,492,919)	(511,824)
Total Zhongchao Inc. Shareholders’ Equity	24,287,946	29,928,222
Non-controlling interests	2,884,427	3,091,043
Total Equity	27,172,373	33,019,265
Total Liabilities and Equity	$ 30,526,123	$ 38,614,345